Commitments and Contingencies (Details Textual) - USD ($)						1 Months Ended				12 Months Ended
	Oct. 13, 2016	May 02, 2016	Nov. 02, 2015	Oct. 15, 2015	Oct. 08, 2015	May 31, 2016	Feb. 29, 2016	Feb. 15, 2016	Jun. 21, 2010	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 31, 2015
Loss Contingencies [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						107,802
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 7.50
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities						$ 1,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						750,000
Patent And Technology License Agreement, Agreed Payments Description									Pursuant to the agreement, the Company also agreed to pay: a) an annual maintenance fee starting at $20,000 per year and increase by $10,000 each year up to a maximum of $100,000; b) royalties equal to 2.5% of net sales for licensed products approved for dermatological use; and c) royalties equal to 4.0% of net sales for licensed products approved for all other uses. The 2.5% and 4.0% royalties could be further reduced if certain criteria are met. Annual minimum royalties are $200,000 following the first sale after marketing approval is obtained from MD Anderson by the Company for any licensed products. In addition, the Company will be required to issue 3.5% of the total issued and outstanding common units of the Company on a fully diluted basis to MD Anderson at the time the Company commences its first phase II trial of a drug covered by the agreement.
IPO [Member]
Loss Contingencies [Line Items]
Payments for Underwriting Expense										$ 50,000
Payments of Stock Issuance Costs										31,500
Moleculin LLC [Member]
Loss Contingencies [Line Items]
Payments for Other Fees						306,186
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities												$ 1,205,564
Perecentage Of Units To Be Issued									3.50%
Royalty Percentage On Sale For Licensed Products For Dermatological Use									2.50%
Royalty PercentageOn Sale For Licensed Products For Other Use									4.00%
Option Agreement Amount				$ 5,000
Operating Leases, Rent Expense										29,765	$ 26,600
Minimum Annual Royalty [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Total										45,000
Patent Law Firm [Member] | Minimum Fee and patent Expenses [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Total					$ 65,504					42,504					$ 65,504
Bonwick Capital Partners LLC [Member]
Loss Contingencies [Line Items]
Letter Agreements Terms							the Company agreed to: a) pay success fees equal to 7% of the gross proceeds from any form of financing; and b) issue five-year warrants to purchase 7% of the Company’s equity securities sold with a cashless exercise provision, exercisable at 125% of the price per share of the Company’s common stock paid by investors in the transaction. In addition, the Company agreed to reimburse Bonwick for all of its out-of-pocket expenses incurred in connection with the offering, not to exceed $25,000, and fees and expenses of their counsel not to exceed $100,000.
Success Fee Percentage							7.00%
Class of Warrant or Right, Percentage of Securities Called by Warrants or Rights							7.00%
Class of Warrant or Right, Exercise Price Percentage Threshold							125.00%
Payments for Underwriting Expense							$ 50,000
Bonwick Capital Partners LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Letter Agreements Terms								the Company agreed to: a) pay success fees equal to 7% of the gross proceeds from any form of financing; b) issue warrants to purchase 7% of the Company’s equity securities sold with a cashless exercise provision, exercisable at 125% of the price per share of the Company’s common stock paid by investors in the transaction. The warrants should have a term of 5 years. In addition, the Company agreed to reimburse Burnham for all of its out-of-pocket expenses incurred in connection with this offering, which shall not exceed $25,000, and fees and expenses of their counsel not to exceed $100,000.
Bonwick Capital Partners LLC [Member] | IPO [Member]
Loss Contingencies [Line Items]
Reimburement of Expenses						6,266
Payments of Stock Issuance Costs						$ 646,872
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						107,802
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 7.50
Bonwick Capital Partners LLC [Member] | Moleculin LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments for Underwriting Expense								$ 50,000
Bonwick Capital Partners LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Reimbursement Payable, Offering Costs							25,000
Reimbursement Payable, Fees and Expenses of Counsel							$ 100,000
MD Anderson [Member]
Loss Contingencies [Line Items]
Payments For Option Granted				$ 5,000
MD Anderson [Member] | Moleculin LLC [Member]
Loss Contingencies [Line Items]
Due to Related Parties, Current					691,186
Repayments of Related Party Debt			$ 125,000		300,000
MD Anderson [Member] | Minimum Fee and patent Expenses [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Total					98,108					$ 45,000					98,108
MD Anderson [Member] | Minimum Annual Royalty [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Total					65,504
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Deferred Compensation Liability, Classified, Noncurrent												$ 50,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Officers' Compensation	$ 12,500
Patent and Technology License Agreement [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Total													$ 91,186	$ 175,000	125,000
Payments for Royalties			$ 125,000
License Agreement, Maintenance Fee		$ 20,000
License Agreement, Maintenance Fee Annual Increase		10,000
Payments for Other Fees					300,000
License Agreement, Maintenance Fee - Maximum Payable Per Year		100,000
Patent and Technology License Agreement [Member] | Moleculin LLC [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Total													$ 91,186	$ 175,000	$ 125,000
License Agreement, Maintenance Fee									$ 20,000
License Agreement, Maintenance Fee Annual Increase									10,000
License Agreement, Maintenance Fee - Maximum Payable Per Year									100,000
Patent and Technology License Agreement [Member] | First Sale of Licensed Product [Member]
Loss Contingencies [Line Items]
Contractual Obligation Minimum Annual Royalty Payment Due After First Sale		$ 200,000
Patent and Technology License Agreement [Member] | First Sale of Licensed Product [Member] | Moleculin LLC [Member]
Loss Contingencies [Line Items]
Contractual Obligation Minimum Annual Royalty Payment Due After First Sale									$ 200,000
Patent and Technology License Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Due in Next Fiscal Year, After Product Approval																$ 200,000
Contractual Obligation, Due in Second Year, After Product Approval																400,000
Contractual Obligation, Due in Third Year, After Product Approval																600,000
Patent and Technology License Agreement [Member] | Servicing Fee payable [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Due First Anniversary April 2, 2013																10,000
Contractual Obligation, Due Second Anniversary																20,000
Contractual Obligation, Due Third Anniversary																40,000
Contractual Obligation, Due Fourth Anniversary																60,000
Contractual Obligation, Due Fifth Anniversary																80,000
Contractual Obligation, Due Sixth Anniversary																100,000
Contractual Obligation, Due in Next Fiscal Year																10,000
Patent and Technology License Agreement [Member] | Minimum Annual Royalty [Member]
Loss Contingencies [Line Items]
Contractual Obligation, Due in Next Fiscal Year, After Product Approval																200,000
Contractual Obligation, Due in Second Year, After Product Approval																400,000
Contractual Obligation, Due in Third Year, After Product Approval																$ 600,000
Patent and Technology License Agreement [Member] | Letter Agreement [Member]
Loss Contingencies [Line Items]
Payments for Other Fees					$ 691,186